CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (45,440)	$ (248,601)
Items not affecting operating cash:
Share-based compensation (Note 13 (iv))	7,182	5,727
Depreciation and amortization (Note 7 and 8)	12,079	26,188
(Gain) loss on disposal of property, plant and equipment and intangible assets	(633)	418
Impairment of property, plant and equipment (Note 7)	0	165,255
Impairment of intangible assets and goodwill (Note 8)	0	44,856
Realized fair value on inventories sold and other inventory charges (Note 6)	52,078	56,187
Unrealized gain on changes in fair value of biological assets (Note 5)	(51,151)	(68,981)
Investment income, net of financing costs	(3,311)	(3,692)
Share of loss (including impairment) from investments in associates (Note 15)	5,284	1,004
Change in fair value of contingent consideration (Note 25)	(50)	(3,364)
Legal recovery	0	(75)
Bad debts and provision for expected credit losses (Note 4)	4,222	0
Change in fair value of derivative liabilities, preferred shares and other financial assets (Note 9, 11 and 12)	7,718	(4,372)
Share issuance costs allocated to derivative liabilities and preferred shares (Note 11 and 12)	937	0
Income tax expense (recovery) (Note 23)	0	(3,812)
Cash used in operating activities before working capital changes	(11,085)	(33,262)
Changes in non-cash working capital:
Net change in accounts and other receivables, biological assets, inventories, prepaid expenses and deposits	(12,059)	13,552
Net change in accounts payable and accrued liabilities, provisions and other liabilities	27,016	(19,068)
Net cash provided by (used in) operating activities	3,872	(38,778)
FINANCING ACTIVITIES
Share issuance costs (Note 13 (iii))	0	(19)
Proceeds from unit financing, net of issuance costs (Note 13 (iii))	26,018	0
Private placement, net of share issuance costs (Note 13 (iii))	82,541	0
Payment of lease liabilities, net of sublease receipts (Note 14)	(710)	(750)
Payment of long-term debt	(76)	(87)
Stock options exercised (Note 13 (iii))	6	39
Net cash provided by (used in) financing activities	107,779	(817)
INVESTING ACTIVITIES
Purchase of short-term investments	(800)	(10,000)
Proceeds from short-term investments	0	40,476
Investment income	3,518	3,589
Change in restricted cash, net (Note 9, 13 and 24)	(7,967)	8,927
Other financial assets (Note 9)	(28,440)	(8,647)
Proceeds on sale of property, plant and equipment	257	1,027
Purchase of property, plant and equipment (Note 7)	(4,731)	(29,142)
Purchase of intangible assets (Note 8)	(607)	(1,286)
Net cash (used in) provided by investing activities	(38,770)	4,944
INCREASE (DECREASE) IN CASH	72,881	(34,651)
CASH POSITION
Beginning of period	33,864	68,515
End of period	$ 106,745	$ 33,864